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                             The Victory Portfolios

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund


                       Supplement dated December 21, 2001
                    To the Prospectus dated February 27, 2001


1. On page 2, under "Principal Investment Strategies," replace the first two paragraphs with the following:

      "The National Municipal Bond Fund pursues its investment objective by investing primarily in:
            o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;
            o Zero coupon, tax, revenue, and bond anticipation notes; and
            o Tax-exempt commercial paper.

      Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of various states or municipalities, the income from which is not subject to federal income taxation. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes."

2. On page 4, under "Principal Investment Strategies," replace the first two paragraphs with the following:

      "The New York Tax-Free Fund pursues its investment objective by investing primarily in
      o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;
      o Zero coupon, tax, and revenue anticipation notes; and
      o Tax-exempt commercial paper.

      Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is not subject to federal, New York state, or New York City, income taxation. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes."

3. On page 6, under "Principal Investment Strategies," replace the first two paragraphs with the following:

      "The Ohio Municipal Bond Fund pursues its investment objective by investing primarily in:
      o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;
      o Zero coupon, tax, revenue and bond anticipation notes; and
      o Tax-exempt commercial paper.

      Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of the State of Ohio or its municipalities, or other jurisdictions such as Puerto Rico, the income from which is not subject to federal or Ohio state income taxation. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes."

                                  VF-TEFI-SUP2

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                             The Victory Portfolios

                             Prime Obligations Fund
                             Financial Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund


                       Supplement dated December 21, 2001
                    To the Prospectus dated February 27, 2001




1.    On page 8, under "Principal Investment Strategies,":

      Replace the first paragraph with the following:

      "The Tax-Free Money Market Fund pursues its investment objective by investing in short-term, high quality municipal securities issued by or on behalf of U.S. states, territories, and possessions."

      Add the following to become the new third paragraph:

      "Under normal circumstances, the Fund will invest at least 80% of its net assets in short-term instruments, the interest on which is exempt from federal income taxation, including the alternative minimum tax. The Fund will not change this policy except with shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes."

2.    On page 10, under "Principal Investment Strategies,":

      Replace the first paragraph with the following:

      "The Ohio Municipal Money Market Fund pursues its investment objective by investing in short-term municipal securities."

      Add the following to become the new third paragraph

      "Under normal circumstances, the Fund will invest its net assets in short-term instruments so that at least 80% of the income that it distributes will be exempt from federal regular and Ohio state income taxes. (Federal regular income tax does not include the individual or corporate federal alternative minimum tax.) The Fund will not change this policy except with shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes."


                                    VF-MMF-SUP4